Segment Information (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Financial Information
Segment financial information for the three months ended September 30, 2018 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$391,577	$686,237	$—	$1,077,814
Intersegment sales/(elimination)	13,510	4,738	(18,248)	—
Total sales	$405,087	$690,975	$(18,248)	$1,077,814
Income (loss) from operations	$79,420	$60,735	$(14,976)	$125,179
Interest expense and other, net	—	—	(22,512)	(22,512)
Income (loss) from operations before income taxes	$79,420	$60,735	$(37,488)	$102,667
Segment financial information for the three months ended September 30, 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$340,185	$617,746	$—	$957,931
Intersegment sales/(elimination)	8,376	4,494	(12,870)	—
Total sales	$348,561	$622,240	$(12,870)	$957,931
Income (loss) from operations	$61,424	$47,358	$(7,116)	$101,666
Interest expense and other, net	—	—	(20,481)	(20,481)
Income (loss) from operations before income taxes	$61,424	$47,358	$(27,597)	$81,185

Segment financial information for the nine months ended September 30, 2018 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,183,389	$2,062,282	$—	$3,245,671
Intersegment sales/(elimination)	44,211	11,611	(55,822)	—
Total sales	$1,227,600	$2,073,893	$(55,822)	$3,245,671
Income (loss) from operations	$233,390	$186,794	$(40,203)	$379,981
Interest expense and other, net	—	—	(69,959)	(69,959)
Income (loss) from operations before income taxes	$233,390	$186,794	$(110,162)	$310,022

Segment financial information for the nine months ended September 30, 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,032,959	$1,773,259	$—	$2,806,218
Intersegment sales/(elimination)	27,602	16,253	(43,855)	—
Total sales	$1,060,561	$1,789,512	$(43,855)	$2,806,218
Income (loss) from operations	$195,811	$155,383	$(21,659)	$329,535
Interest expense and other, net	—	—	(52,156)	(52,156)
Income (loss) from operations before income taxes	$195,811	$155,383	$(73,815)	$277,379

Segment financial information for 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,396,588	$2,485,168	$—	$3,881,756
Intersegment sales/(elimination)	37,630	21,548	(59,178)	—
Total sales	$1,434,218	$2,506,716	$(59,178)	$3,881,756
Income (loss) from operations	$264,276	$188,219	$(31,416)	$421,079
Interest expense and other, net	—	—	(69,016)	(69,016)
Income (loss) from operations before income taxes	$264,276	$188,219	$(100,432)	$352,063
Depreciation and amortization	$43,721	$57,441	$2,086	$103,248
Capital expenditures	33,921	50,762	4,783	89,466
Segment assets	3,504,289	7,562,122	(4,486,431)	6,579,980

Segment financial information for 2016 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$1,543,098	$1,388,090	$—	$2,931,188
Intersegment sales/(elimination)	39,519	9,393	(48,912)	$—
Total sales	$1,582,617	$1,397,483	$(48,912)	$2,931,188
Income (loss) from operations	$343,578	$170,569	$(57,540)	$456,607
Interest expense and other, net	—	—	(43,770)	(43,770)
Income (loss) from operations before income taxes	$343,578	$170,569	$(101,310)	$412,837
Depreciation and amortization	$36,519	$31,545	$1,731	$69,795
Capital expenditures	22,726	20,987	6,503	50,216
Segment assets	2,949,668	6,720,302	(3,088,952)	6,581,018

Segment financial information for 2015 is as follows:

In thousands	Freight Segment	Transit Segment	Corporate Activities and Elimination	Total
Sales to external customers	$2,054,715	$1,235,283	$—	$3,307,998
Intersegment sales/(elimination)	35,372	10,895	(46,267)	—
Total sales	$2,090,087	$1,264,178	$(46,267)	$3,307,998
Income (loss) from operations	$483,284	$151,631	$(26,061)	$608,854
Interest expense and other, net	—	—	(23,486)	(23,486)
Income (loss) from operations before income taxes	$483,284	$151,631	$(49,547)	$585,368
Depreciation and amortization	$36,834	$26,196	$1,704	$64,734
Capital expenditures	24,715	22,996	1,717	49,428
Segment assets	2,708,724	2,202,614	(1,681,825)	3,229,513

Sales by Product
Sales by product line are as follows:

	Three Months Ended September 30,
In thousands	2018	2017
Specialty Products & Electronics	$408,806	$335,143
Transit Products	258,419	276,913
Brake Products	222,152	177,165
Remanufacturing, Overhaul & Build	134,726	132,018
Other	53,711	36,692
Total sales	$1,077,814	$957,931

	Nine Months Ended September 30,
In thousands	2018	2017
Specialty Products & Electronics	$1,229,753	$975,006
Transit Products	814,823	789,096
Brake Products	655,350	550,181
Remanufacturing, Overhaul & Build	397,626	387,634
Other	148,119	104,301
Total sales	$3,245,671	$2,806,218

Sales by product are as follows:

In thousands	2017	2016	2015
Specialty Products & Electronics	$1,350,727	$1,374,580	$1,733,881
Brake Products	749,959	588,081	627,552
Remanufacturing, Overhaul & Build	522,275	559,284	606,624
Transit Products	1,112,340	276,124	189,581
Other	146,455	133,119	150,360
Total sales	$3,881,756	$2,931,188	$3,307,998